Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment
Disclosure of changes in property, plant and equipment

	Oil and Gas	Plant and
($ millions)	Properties	Equipment	Total
Cost
At December 31, 2022	38 775	88 434	127 209
Additions	591	5 477	6 068
Acquisition (note 16)(1)	1 793	6 076	7 869
Transfers	958	(958)	-
Changes in decommissioning and restoration	1 346	94	1 440
Disposals and derecognition	(8)	(1 850)	(1 858)
Foreign exchange adjustments	(128)	(87)	(215)
Divestitures (note 16)(1)	(2 226)	(12 705)	(14 931)
At December 31, 2023	41 101	84 481	125 582
Additions	864	6 612	7 476
Transfers	(10)	10	-
Changes in decommissioning and restoration	107	109	216
Disposals and derecognition	(10)	(363)	(373)
Foreign exchange adjustments	344	342	686
At December 31, 2024	42 396	91 191	133 587

Accumulated provision
At December 31, 2022	(21 715)	(42 840)	(64 555)
Depreciation, depletion, amortization and impairment	(1 686)	(4 352)	(6 038)
Transfers	(1 090)	1 090	-
Disposals and derecognition	4	1 611	1 615
Foreign exchange adjustments	132	23	155
Divestitures (note 16)(1)	1 044	9 847	10 891
At December 31, 2023	(23 311)	(34 621)	(57 932)
Depreciation, depletion, amortization and impairment	(2 015)	(4 875)	(6 890)
Disposals and derecognition	8	239	247
Foreign exchange adjustments	(318)	(182)	(500)
At December 31, 2024	(25 636)	(39 439)	(65 075)

Net property, plant and equipment
December 31, 2023	17 790	49 860	67 650
December 31, 2024	16 760	51 752	68 512
(1)	In connection with both the 2023 Teck acquisition (note 16) and the 2023 TotalEnergies Canada acquisition (note 16), Suncor was deemed to have divested of its pre-existing interest in Fort Hills, presented as divestments, and re-acquired it at fair value. As such, acquisitions include 100% of the fair value of property, plant and equipment related to the TotalEnergies Canada acquisition, including the reevaluations of the existing working interest and the remaining capacity on a regional pipeline.

	December 31, 2024			December 31, 2023

		Accumulated	Net Book		Accumulated	Net Book
($ millions)	Cost	Provision	Value	Cost	Provision	Value
Oil Sands	94 509	(42 601)	51 908	89 230	(37 629)	51 601
Exploration and Production	18 424	(12 771)	5 653	17 364	(11 750)	5 614
Refining and Marketing	19 524	(9 136)	10 388	17 923	(8 038)	9 885
Corporate and Eliminations	1 130	(567)	563	1 065	(515)	550
	133 587	(65 075)	68 512	125 582	(57 932)	67 650